SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Other Acquired Intangible Assets (Details)	12 Months Ended
	Jan. 31, 2024 USD ($) unit	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of reporting units | unit	1
Impairments of goodwill | $	$ 0	$ 0	$ 0
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of finite-lived intangible assets	7 years